SCHEDULE OF CHANGES IN BORROWINGS (Details) - Nonrelated Party [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 6,561,136	$ 1,143,565
Proceeds from third parties	322,045	935,551
Repayment of loans to third parties	(31,269)	(275,814)
Exchange difference	20,199	(31,065)
Ending balance	$ 6,872,111	$ 1,772,237